Balance Sheet Details - Schedule of Inventories (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 17,000	$ 30,000
Finished goods	530,000	147,000
Inventories	$ 547,000	$ 177,000